Property, Plant and Equipment - Disclosure of Summary about Property, Plant and Equipment (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2020 INR (₨)		Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Apr. 01, 2019 INR (₨)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		₨ 70,601
Capital work-in-progress		20,348			₨ 22,773
Ending balance		81,120		$ 1,076	70,601
Carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		141,006			132,915
Reclassified on adoption of IFRS 16						₨ (3,420)
Translation adjustment		1,654			594
Additions		26,254			15,106
Additions through Business combinations		429
Disposals		(4,279)			(7,609)
Ending balance		161,644			141,006
Carrying value [member] | Adjustment On Adoption Of IFRS Sixteen [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		137,586
Ending balance					137,586
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		93,178			83,638
Reclassified on adoption of IFRS 16						(2,177)
Translation adjustment		1,187			331
Depreciation and impairment	[1]	11,678			14,999
Disposals		(2,994)			(5,790)
Ending balance		100,872			93,178
Accumulated depreciation and amortisation [member] | Adjustment On Adoption Of IFRS Sixteen [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		91,001
Ending balance					91,001
Land [member] | Carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		3,697			3,637
Translation adjustment		9			(5)
Additions		55			65
Ending balance		3,761			3,697
Land [member] | Carrying value [member] | Adjustment On Adoption Of IFRS Sixteen [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		3,697
Ending balance					3,697
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		6,715
Ending balance					6,715
Buildings [member] | Carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		27,490			25,145
Translation adjustment		84			(8)
Additions		9,130			2,684
Additions through Business combinations		5
Disposals		(199)			(331)
Ending balance		36,510			27,490
Buildings [member] | Carrying value [member] | Adjustment On Adoption Of IFRS Sixteen [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		27,490
Ending balance					27,490
Buildings [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		6,715			5,824
Translation adjustment		32			8
Depreciation and impairment	[1]	1,319			1,034
Disposals		(118)			(151)
Ending balance		7,948			6,715
Buildings [member] | Accumulated depreciation and amortisation [member] | Adjustment On Adoption Of IFRS Sixteen [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		6,715
Ending balance					6,715
Plant and machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	[2]	73,188
Ending balance	[2]				73,188
Plant and machinery [member] | Carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	[2]	92,366			87,222
Reclassified on adoption of IFRS 16	[2]					(3,420)
Translation adjustment	[2]	1,437			613
Additions	[2]	13,571			10,402
Additions through Business combinations	[2]	417
Disposals	[2]	(3,676)			(5,871)
Ending balance	[2]	100,695			92,366
Plant and machinery [member] | Carrying value [member] | Adjustment On Adoption Of IFRS Sixteen [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	[2]	88,946
Ending balance	[2]				88,946
Plant and machinery [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	[2]	73,188			65,325
Reclassified on adoption of IFRS 16	[2]					₨ (2,177)
Translation adjustment	[2]	1,066			332
Depreciation and impairment	[1]	8,628	[2]		12,298
Disposals	[2]	(2,649)			(4,767)
Ending balance	[2]	78,056			73,188
Plant and machinery [member] | Accumulated depreciation and amortisation [member] | Adjustment On Adoption Of IFRS Sixteen [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	[2]	71,011
Ending balance	[2]				71,011
Furniture fixtures and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		12,593
Ending balance					12,593
Furniture fixtures and equipment [member] | Carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		16,505			15,772
Translation adjustment		129
Additions		3,487			1,951
Additions through Business combinations		7
Disposals		(258)			(1,218)
Ending balance		19,870			16,505
Furniture fixtures and equipment [member] | Carrying value [member] | Adjustment On Adoption Of IFRS Sixteen [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		16,505
Ending balance					16,505
Furniture fixtures and equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		12,593			11,983
Translation adjustment		91			(6)
Depreciation and impairment	[1]	1,556			1,363
Disposals		(99)			(747)
Ending balance		14,141			12,593
Furniture fixtures and equipment [member] | Accumulated depreciation and amortisation [member] | Adjustment On Adoption Of IFRS Sixteen [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		12,593
Ending balance					12,593
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		682
Ending balance					682
Vehicles [member] | Carrying value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		948			1,139
Translation adjustment		(5)			(6)
Additions		11			4
Disposals		(146)			(189)
Ending balance		808			948
Vehicles [member] | Carrying value [member] | Adjustment On Adoption Of IFRS Sixteen [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		948
Ending balance					948
Vehicles [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		682			506
Translation adjustment		(2)			(3)
Depreciation and impairment	[1]	175			304
Disposals		(128)			(125)
Ending balance		727			682
Vehicles [member] | Accumulated depreciation and amortisation [member] | Adjustment On Adoption Of IFRS Sixteen [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		₨ 682
Ending balance					₨ 682

[1]	Includes impairment charge on software platform recognized on acquisitions, amounting to Nil, ₹1,480 and Nil, for the year ended March 31, 2018, 2019 and 2020, respectively, is included in cost of revenues in the consolidated statement of income.
[2]	Including net carrying value of computer equipment and software amounting to ₹ 16,375 and ₹ 16,844, as at March 31, 2019 and 2020, respectively.